Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Stock
Beginning Balance at Jun. 30, 2016	$ 782,338	$ 243,812	$ (14,017)	$ 652,788	$ (100,245)
Beginning Balance, shares at Jun. 30, 2016		72,840,000			(10,966,000)
Share-based and deferred compensation activities	22,712	$ 25,826			$ (3,114)
Share-based and deferred compensation activities (in shares)		1,241,000			26,000
Net earnings	95,274			95,274
Foreign currency translation adjustments	(2,275)		(2,275)
Pension adjustment, net of taxes	2,514		2,514
Ending Balance at Jun. 30, 2017	900,563	$ 269,638	(13,778)	748,062	$ (103,359)
Ending Balance, shares at Jun. 30, 2017		74,081,000			(10,940,000)
Share-based and deferred compensation activities	19,217	$ 25,717			$ (6,500)
Share-based and deferred compensation activities (in shares)		1,612,000			(41,000)
Net earnings	88,002			88,002
Purchases of treasury stock	(49,875)				$ (49,875)
Purchases of treasury stock, shares					(1,415,000)
Foreign currency translation adjustments	7,152		7,152
Equity portion of convertible debt, net of issuance costs of $1,694	56,406	$ 56,406
Pension adjustment, net of taxes	2,846		2,846
Ending Balance at Jun. 30, 2018	1,024,311	$ 351,761	(3,780)	836,064	$ (159,734)
Ending Balance, shares at Jun. 30, 2018		75,693,000			(12,396,000)
Share-based and deferred compensation activities	23,438	$ 30,662			$ (7,224)
Share-based and deferred compensation activities (in shares)		622,000			(158,000)
Net earnings	107,517			107,517
Purchases of treasury stock	$ (1,616)				$ (1,616)
Purchases of treasury stock, shares	(1,366,587)				(50,000)
Foreign currency translation adjustments	$ (14,319)		(14,319)
Pension adjustment, net of taxes	(6,122)		(6,122)
Ending Balance at Jun. 30, 2019	$ 1,133,209	$ 382,423	$ (24,221)	$ 943,581	$ (168,574)
Ending Balance, shares at Jun. 30, 2019		76,315,000			(12,604,000)